Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000243216 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Institutional Class
Trading Symbol	FPNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$23	0.45%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 8,888,294,054
Holdings Count | Holding	336
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,888,294,054
Total number of portfolio holdings	336
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000249814 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Investor Class
Trading Symbol	FPNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)	$28	0.55%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[2]
Net Assets	$ 8,888,294,054
Holdings Count | Holding	336
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,888,294,054
Total number of portfolio holdings	336
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.